Retirement Benefit Plans - Summary of Sensitivity Analysis on Defined Obligations (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	$ (739,299)	$ (23,567)	$ (641,795)
Change in defined obligation due to decrease in actuarial assumption	794,986	25,342	687,690
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	757,187	24,137	646,395
Change in defined obligation due to decrease in actuarial assumption	$ 707,930	$ 22,567	$ 607,402